Quarterly Holdings Report
for
Fidelity® International Value Fund
January 31, 2026
FIV-NPRT1-0426
1.844602.119
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 3.3%
Financials - 0.4%
Capital Markets - 0.4%
Macquarie Group Ltd	100,253	14,812,535
Materials - 2.9%
Metals & Mining - 2.9%
Glencore PLC	8,737,107	59,563,973
Rio Tinto PLC	607,100	55,388,364
TOTAL MATERIALS		114,952,337
TOTAL AUSTRALIA		129,764,872
BELGIUM - 2.1%
Financials - 1.7%
Banks - 1.7%
KBC Group NV	471,397	66,437,805
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	49,791	15,073,647
TOTAL BELGIUM		81,511,452
CHINA - 0.7%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Tencent Holdings Ltd	333,342	25,621,269
DENMARK - 0.8%
Industrials - 0.8%
Air Freight & Logistics - 0.8%
DSV A/S	112,812	31,675,134
FINLAND - 2.1%
Financials - 1.2%
Insurance - 1.2%
Mandatum Holding Oy	564,337	4,602,286
Sampo Oyj A Shares	3,900,810	43,503,065
TOTAL FINANCIALS		48,105,351
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	1,651,700	10,638,454
Utilities - 0.6%
Electric Utilities - 0.6%
Fortum Oyj	928,368	21,915,283
TOTAL FINLAND		80,659,088
FRANCE - 8.0%
Communication Services - 0.5%
Entertainment - 0.2%
Vivendi SE	3,370,037	9,402,206
Media - 0.3%
Canal+ SA	2,442,768	10,595,920
TOTAL COMMUNICATION SERVICES		19,998,126
Consumer Staples - 0.7%
Food Products - 0.7%
Danone SA	368,822	28,900,873
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE	688,346	49,894,177
Financials - 3.5%
Banks - 1.5%
BNP Paribas SA	547,979	59,254,370
Insurance - 2.0%
AXA SA	1,627,315	74,204,167
TOTAL FINANCIALS		133,458,537
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	28,629	8,751,936
Industrials - 0.9%
Building Products - 0.9%
Cie de Saint-Gobain SA	345,268	34,079,862
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	197,643	37,011,111
TOTAL FRANCE		312,094,622
GERMANY - 13.9%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Bayerische Motoren Werke AG	286,631	29,701,649
Financials - 4.2%
Banks - 0.6%
Commerzbank AG	546,621	22,476,941
Capital Markets - 1.4%
Deutsche Bank AG	1,081,454	42,687,320
Deutsche Boerse AG	47,509	12,030,485
		54,717,805
Insurance - 2.2%
Hannover Rueck SE	134,841	38,168,307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	80,144	48,573,403
		86,741,710
TOTAL FINANCIALS		163,936,456
Health Care - 1.9%
Health Care Providers & Services - 1.2%
Fresenius SE & Co KGaA	819,952	45,884,820
Pharmaceuticals - 0.7%
Bayer AG	523,677	27,698,159
TOTAL HEALTH CARE		73,582,979
Industrials - 4.8%
Aerospace & Defense - 1.7%
Rheinmetall AG	31,446	66,404,551
Air Freight & Logistics - 1.1%
Deutsche Post AG	759,384	42,471,214
Industrial Conglomerates - 1.8%
Siemens AG	228,939	69,215,195
Machinery - 0.2%
Daimler Truck Holding AG	168,283	8,170,465
TOTAL INDUSTRIALS		186,261,425
Information Technology - 0.0%
Software - 0.0%
SAP SE	6,700	1,338,449
Materials - 1.0%
Chemicals - 0.6%
BASF SE	435,905	23,632,152
Construction Materials - 0.4%
Heidelberg Materials AG	63,400	17,363,409
TOTAL MATERIALS		40,995,561
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vonovia SE	622,546	18,227,705
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	458,707	29,100,341
TOTAL GERMANY		543,144,565
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
Prudential PLC	2,799,747	45,986,535
INDIA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd GDR (c)	294,400	17,870,079
INDONESIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	31,222,689	13,795,727
ISRAEL - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (a)	608,792	20,747,631
ITALY - 4.6%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Eni SpA	1,663,474	33,999,967
Financials - 2.3%
Banks - 2.3%
BPER Banca SPA	1,897,400	26,662,880
UniCredit SpA	737,835	64,299,413
TOTAL FINANCIALS		90,962,293
Industrials - 1.4%
Electrical Equipment - 0.5%
Prysmian SpA	158,099	18,824,596
Passenger Airlines - 0.9%
Ryanair Holdings PLC ADR	481,455	33,990,723
TOTAL INDUSTRIALS		52,815,319
TOTAL ITALY		177,777,579
JAPAN - 20.0%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
LY Corp	2,742,156	7,021,077
Consumer Discretionary - 3.4%
Automobiles - 1.9%
Toyota Motor Corp	3,313,283	75,097,240
Household Durables - 1.5%
Panasonic Holdings Corp	1,976,800	27,103,308
Sony Group Corp	647,437	14,274,632
Sumitomo Forestry Co Ltd (b)	1,486,738	16,086,474
		57,464,414
TOTAL CONSUMER DISCRETIONARY		132,561,654
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Inpex Corp	994,059	22,115,179
Financials - 7.6%
Banks - 5.2%
Mitsubishi UFJ Financial Group Inc	5,688,324	103,017,645
Sumitomo Mitsui Financial Group Inc	2,795,005	98,357,486
		201,375,131
Financial Services - 1.3%
ORIX Corp	1,572,367	47,918,519
Sony Financial Group Inc (a)	1,195,196	1,200,911
		49,119,430
Insurance - 1.1%
Tokio Marine Holdings Inc	1,220,293	45,483,431
TOTAL FINANCIALS		295,977,992
Industrials - 5.3%
Industrial Conglomerates - 1.5%
Hitachi Ltd	1,721,786	59,746,208
Machinery - 1.3%
MINEBEA MITSUMI Inc	720,241	14,590,046
Mitsubishi Heavy Industries Ltd	1,257,473	37,024,959
		51,615,005
Trading Companies & Distributors - 2.5%
ITOCHU Corp	3,616,130	46,295,770
Mitsui & Co Ltd	1,499,222	48,776,058
		95,071,828
TOTAL INDUSTRIALS		206,433,041
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd	107,480	5,714,996
IT Services - 1.0%
Fujitsu Ltd	856,388	23,795,411
TIS Inc	525,808	15,282,272
		39,077,683
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	1,795,977	29,858,938
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	929,149	18,559,993
TOTAL INFORMATION TECHNOLOGY		93,211,610
Materials - 0.6%
Chemicals - 0.6%
Shin-Etsu Chemical Co Ltd	768,753	25,280,124
TOTAL JAPAN		782,600,677
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	129,720	14,351,436
SINGAPORE - 1.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd	7,975,212	28,780,077
Financials - 1.2%
Banks - 1.2%
United Overseas Bank Ltd	1,549,416	46,698,098
TOTAL SINGAPORE		75,478,175
SOUTH AFRICA - 1.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	145,681	914,983
Materials - 1.0%
Metals & Mining - 1.0%
Anglo American PLC	591,807	27,440,797
Valterra Platinum Ltd (United Kingdom)	116,193	10,652,510
TOTAL MATERIALS		38,093,307
TOTAL SOUTH AFRICA		39,008,290
SPAIN - 4.6%
Financials - 4.6%
Banks - 4.6%
Banco Santander SA	10,926,631	139,511,979
Bankinter SA	2,436,841	41,652,307

TOTAL SPAIN		181,164,286
SWEDEN - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	1,796,953	69,235,394
SWITZERLAND - 3.2%
Financials - 3.2%
Capital Markets - 0.8%
UBS Group AG (United States)	650,300	30,661,645
Insurance - 2.4%
Swiss Life Holding AG	27,117	29,689,967
Zurich Insurance Group AG	89,027	63,335,764
		93,025,731
TOTAL SWITZERLAND		123,687,376
UNITED KINGDOM - 15.0%
Consumer Discretionary - 1.3%
Household Durables - 1.2%
Barratt Redrow PLC	8,472,348	45,113,016
Specialty Retail - 0.1%
JD Sports Fashion PLC	3,446,770	3,857,061
TOTAL CONSUMER DISCRETIONARY		48,970,077
Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 0.3%
Tesco PLC	2,014,804	11,723,744
Tobacco - 3.0%
British American Tobacco PLC	1,125,804	68,013,875
Imperial Brands PLC	1,130,368	47,608,590
		115,622,465
TOTAL CONSUMER STAPLES		127,346,209
Financials - 7.3%
Banks - 5.8%
HSBC Holdings PLC	4,029,282	71,080,262
Lloyds Banking Group PLC	67,619,375	100,969,560
Standard Chartered PLC	2,070,425	52,974,787
		225,024,609
Capital Markets - 0.9%
London Stock Exchange Group PLC	128,000	14,225,585
St James's Place PLC	969,400	20,162,473
		34,388,058
Insurance - 0.6%
Beazley PLC	1,729,607	26,814,799
TOTAL FINANCIALS		286,227,466
Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	174,025	32,423,310
Industrials - 2.4%
Aerospace & Defense - 2.4%
BAE Systems PLC	2,260,953	61,377,965
Rolls-Royce Holdings PLC	1,860,922	31,108,989
TOTAL INDUSTRIALS		92,486,954
TOTAL UNITED KINGDOM		587,454,016
UNITED STATES - 11.8%
Consumer Staples - 0.8%
Food Products - 0.8%
Nestle SA	341,640	32,601,527
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
BP PLC	3,186,709	20,205,513
Shell PLC ADR	1,280,402	98,629,366
TOTAL ENERGY		118,834,879
Health Care - 3.7%
Pharmaceuticals - 3.7%
GSK PLC	2,444,382	63,215,775
Roche Holding AG non-voting shares	178,989	81,393,445
TOTAL HEALTH CARE		144,609,220
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	76,491	19,300,495
Materials - 3.8%
Chemicals - 0.6%
Linde PLC	51,737	23,642,257
Construction Materials - 3.2%
Amrize Ltd	336,473	17,649,544
CRH PLC	539,694	66,063,943
Holcim AG	374,190	38,567,344
		122,280,831
TOTAL MATERIALS		145,923,088
TOTAL UNITED STATES		461,269,209
TOTAL COMMON STOCKS (Cost $2,772,539,568)		3,814,897,412

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Cost $7,974,570)	163,950	7,014,678

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	118,063,601	118,087,214
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	1,464,915	1,465,061
TOTAL MONEY MARKET FUNDS (Cost $119,552,275)			119,552,275

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,900,066,413)	3,941,464,365
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(34,673,312)
NET ASSETS - 100.0%	3,906,791,053

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,870,079 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	93,097,776	324,520,158	299,527,748	814,769	(2,972)	-	118,087,214	118,063,601	0.2%
Fidelity Securities Lending Cash Central Fund	59,945,849	47,095,614	105,579,233	19,784	2,831	-	1,465,061	1,464,915	0.0%
Total	153,043,625	371,615,772	405,106,981	834,553	(141)	-	119,552,275

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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